Provisions - Summary of Key Drivers of PPI Provision Balance and Forecast Assumptions Used in Calculating Provision (Detail) - PPI [member]	12 Months Ended
Dec. 31, 2017 GBP (£)
Average Redress Per Claim [member]
Disclosure of other provisions [line items]
Cumulative to 31 December 2017	£ 1,378
Future expected (unaudited)	564
Sensitivity analysis amount	100
Sensitivity analysis decrease in provision	£ 50,000,000
Inbound Complaints [member]
Disclosure of other provisions [line items]
Sensitivity analysis number	25
Cumulative to 31 December 2017	1,623,000
Future expected (unaudited)	660,000
Sensitivity analysis decrease in provision	£ 9,000,000
Outbound Complaints [member]
Disclosure of other provisions [line items]
Sensitivity analysis number	25
Cumulative to 31 December 2017	487,000
Future expected (unaudited)	127,000
Sensitivity analysis decrease in provision	£ 5,000,000
Response Rate to Outbound Contact [member]
Disclosure of other provisions [line items]
Cumulative to 31 December 2017	54.00%
Sensitivity analysis rate	1.00%
Future expected (unaudited)	100.00%
Sensitivity analysis decrease in provision	£ 300,000
Average Uphold Rate Per Claim [member]
Disclosure of other provisions [line items]
Cumulative to 31 December 2017	47.00%
Sensitivity analysis rate	1.00%
Future expected (unaudited)	68.00%
Sensitivity analysis decrease in provision	£ 2,600,000